Class A Ordinary Shares Subject to Possible Redemption (Details)			6 Months Ended		12 Months Ended
	Oct. 11, 2023 USD ($) $ / shares shares	Oct. 13, 2021 shares	Jun. 30, 2024 USD ($) vote $ / shares shares	Jun. 30, 2023 USD ($)	Dec. 31, 2023 USD ($) vote $ / shares shares	Dec. 31, 2022 USD ($) vote $ / shares shares	Oct. 24, 2023 $ / shares	Oct. 18, 2023 $ / shares
Ordinary Shares Subject to Possible Redemption [Abstract]
Ordinary shares, par value (in dollars per share) | $ / shares							$ 0.0001
Learn CW Investment Corporation
Ordinary Shares Subject to Possible Redemption [Abstract]
Ordinary Shares subject to possible redemption (in shares)			9,338,421		9,338,421	23,000,000
Cash withdrawn from Trust Account in connection with redemption | $			$ 249,339	$ 0	$ 145,222,585	$ 0
Shareholder redemption payable | $			$ 0		$ 249,339	$ 0
Class A Units
Ordinary Shares Subject to Possible Redemption [Abstract]
Ordinary shares, shares authorized (in shares)			10,975,000		10,975,000	10,975,000
Class A Units | Learn CW Investment Corporation
Ordinary Shares Subject to Possible Redemption [Abstract]
Ordinary shares, shares authorized (in shares)			200,000,000		200,000,000	200,000,000
Ordinary shares, par value (in dollars per share) | $ / shares			$ 0.0001		$ 0.0001	$ 0.0001		$ 0.0001
Number of votes per share | vote			1		1	1
Ordinary Shares subject to possible redemption (in shares)			9,338,421		9,338,421	23,000,000
Number of ordinary shares redeemed (in shares)	13,661,579	13,661,579
Cash withdrawn from Trust Account in connection with redemption | $	$ 145,200,000
Redemption price (in dollars per share) | $ / shares	$ 10.63
Shareholder redemption payable | $	$ 249,339
Share price (in dollars per share) | $ / shares	$ 0.018